SIGNIFICANT ACCOUNTING POLICIES - Revenue recognition (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2024 USD ($)
Revenue recognition
Prior contract liability and deferred revenue recognized this year	¥ 4,466,800,000
Remaining performance obligation, amount	6,300,000,000
Contract liabilities:
Subtotal	4,402,916,000	¥ 3,603,420,000
Capitalized costs of obtaining contracts with customers	551,461,000	338,811,000
Impairment losses of capitalized costs of obtaining contracts with customers	0	0
Deferred revenue:
Total	6,051,867,000	4,665,201,000	$ 829,102
Existing home transaction services
Contract liabilities:
Contract liability and deferred revenue	369,839,000	178,856,000
New home transaction services
Contract liabilities:
Contract liability and deferred revenue	966,810,000	941,326,000
Home renovation and furnishing
Contract liabilities:
Contract liability and deferred revenue	2,973,192,000	2,363,394,000
Home rental services
Deferred revenue:
Deferred revenue	1,648,951,000	1,061,781,000
Emerging and other services
Contract liabilities:
Contract liability and deferred revenue	¥ 93,075,000	¥ 119,844,000